Geological event - Alagoas (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 8,132	R$ 9,326
Civil Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	8,036	9,241
Environmental Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 96	R$ 85